Cover	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Entity File Number	001-39750
Entity Registrant Name	DOCEBO INC.
Entity Incorporation, State or Country Code	A6
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	32,630,536
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	true
Entity Central Index Key	0001829959
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Information [Line Items]
Entity Address, Address Line One	366 Adelaide St. West
Entity Address, Address Line Two	Suite 701
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5V 1R7
City Area Code	(800
Local Phone Number	681-4601
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	true
Entity Emerging Growth Company	true
NASDAQ/NMS (GLOBAL MARKET) [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	DCBO
Security Exchange Name	NASDAQ
TORONTO STOCK EXCHANGE [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	DCBO
Business Contact
Document Information [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940